PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS (Details) - Prepayments Other Receivable and Other Assets - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Prepayments Other Receivables And Other Assets [Line Items]
Other collaboration receivables	$ 83,860	$ 54,078
Other receivables	1,870	837
Lease receivables	344	1,388
VAT recoverable	2,237	717
Prepayments	12,317	12,231
Total	$ 100,628	$ 69,251